Earnings and dividends per share	12 Months Ended
Jun. 30, 2023
Earnings and dividends per share
Earnings and dividends per share
7	Earnings and dividends per share

	2023	2022	2021
for the year ended 30 June	Rand	Rand	Rand
Attributable to owners of Sasol Limited
Basic earnings per share	14,00	62,34	14,57
Headline earnings per share	53,75	47,58	39,53
Diluted earnings per share	13,02	61,36	14,39
Diluted headline earnings per share	50,76	46,83	39,03
Dividends per share	17,00	14,70	—
interim	7,00	—	—
final*	10,00	14,70	—
*	Declared subsequent to 30 June and presented for information purposes only.

Basic earnings per share (EPS) and headline earnings per share (HEPS)

EPS is derived by dividing earnings attributable to owners of Sasol Limited by the weighted average number of shares outstanding during the period. HEPS is derived by dividing the headline earnings attributable to the owners of Sasol Limited by the weighted average number of shares outstanding during the period.

Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)

DEPS and DHEPS are calculated by dividing the diluted earnings and diluted headline earnings attributable to owners of Sasol Limited by the diluted number of Sasol ordinary shares and Sasol BEE ordinary shares in issue during the year. DEPS and DHEPS are calculated considering the potentially dilutive ordinary shares that could be issued as a result of share options granted to employees under the Sasol Long-Term Incentive (LTI) and Sasol Khanyisa Tier 2 plans (refer to note 33) and as a result of the potential conversion of the US$750 million Convertible Bond (refer to note 14).

The Sasol Khanyisa Tier 2 and Khanyisa Public are anti-dilutive for DEPS and DHEPS in all years presented.

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Earnings and headline earnings
Earnings attributable to owners of Sasol Limited		8 799	38 956	9 032
Total remeasurement items for the Group, net of tax	8	24 978	(9 221)	15 471
Headline earnings attributable to owners of Sasol Limited		33 777	29 735	24 503

	Number of shares
	2023	2022	2021
for the year ended 30 June	million	million	million
Basic weighted average number of shares
Issued shares	640,7	635,7	634,2
Effect of treasury shares held	(10,4)	(10,2)	(9,5)
Effect of long-term incentives exercised	(1,9)	(0,5)	(0,7)
Effect of Sasol Khanyisa Tier 2 options exercised	—	(0,1)	(4,1)
Basic weighted average number of shares for EPS and HEPS	628,4	624,9	619,9

7	Earnings and dividends per share continued

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Diluted earnings
Earnings attributable to owners of Sasol Limited	8 799	38 956	9 032
Impact of convertible bonds	(179)	—	—
Diluted earnings attributable to owners of Sasol Limited	8 620	38 956	9 032

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Diluted headline earnings
Headline earnings attributable to owners of Sasol Limited	33 777	29 735	24 503
Impact of convertible bonds	(179)	—	—
Diluted headline earnings attributable to owners of Sasol Limited	33 598	29 735	24 503

	Number of shares
	2023	2022	2021
for the year ended 30 June	million	million	million
Diluted weighted average number of shares
Weighted average number of shares	628,4	624,9	619,9
Potential dilutive effect of convertible bond	24,2	—	—
Potential dilutive effect of long-term incentive scheme	9,3	9,9	3,8
Potential dilutive effect of Sasol Khanyisa Tier 1	–	0,1	4,1
Diluted weighted average number of shares for DEPS and DHEPS	661,9	634,9	627,8